INTEREST EXPENSE	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
INTEREST EXPENSE	INTEREST EXPENSE

($ millions)	2024	2023
Interest expense on long-term debt	194.3	126.0
Unrealized loss on interest derivative contracts	—	3.4
Interest expense	194.3	129.4